CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Interest Income	$ 551	$ 422